Streaming transactions (Tables)	12 Months Ended
Dec. 31, 2022
Streaming Transactions
Separate transactions

	December 31, 2022		December 31, 2021
	Current liabilities	Non-current liabilities
Cobalt streaming	28	428	505
Gold streaming	53	1,184	1,274
Contract liabilities	81	1,612	1,779

Effects on the income statement

	Year ended December 31,
	2022	2021	2020
Cobalt streaming	49	55	-
Gold streaming	37	43	60
Fixed revenue - Contract liabilities realized	86	98	60

Cobalt streaming	11	12	-
Gold streaming	74	82	114
Variable revenue - Additional payments received	85	94	114